SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 - SHAREHOLDERS’ EQUITY

A.	The rights of Ordinary Shares are as follows:

The Ordinary Shares confer upon the shareholders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

B.	Issuance of shares, warrants, and options.

1.	Registered Direct Offering

On December 11, 2023, the Company raised $4,500 in gross proceeds through a registered direct offering of its ADSs. The Company issued a total of 4,500,000 ADSs (135,000,000 Ordinary Shares) at $1.00 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $4,046, net of issuance costs.

2.	Public Offering and Registered Direct Offering.

On January 22, 2021, the Company entered into a sales agreement, pursuant to which the Company can sell from time to time, ADSs in the aggregate amount of up to $60,000 (the “January 2021 Sales Agreement”). Sales under the January 2021 Sales Agreement were made by any method permitted by law that is deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities Act. Under the January 2021 Sales Agreement, in 2021 the Company sold, through the sales agent, an aggregate of 1,378,344 ADSs (6,891,720 Ordinary Shares, under the former ADSs ratio of 1:5 which translates to 229,724 ADSs under the new ratio of 1:30)) at an average price of $10.137 per ADS, raising gross proceeds of approximately $13,972. After deducting closing costs and fees, the Company received net proceeds of approximately $13,508, net of issuance costs.

Under the January 2021 Sales Agreement, during 2023, the Company sold, through the sales agent, an aggregate of 59,950 ADSs (1,798,500 Ordinary Shares, under the new ADSs ratio of 1:30) at an average price of $2.775 per ADS, raising gross proceeds of approximately $166. After deducting closing costs and fees, the Company received net proceeds of approximately $137, net of issuance costs.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

3.	Shares and warrants to service providers:

(a)	Shares granted to service providers:

During 2021, the Company granted 220,000 Ordinary Shares to several service providers. The Company recorded in its 2021 statement of comprehensive loss an expense of $153 in respect of such grant included in general and administrative expenses.

During 2022, the Company granted 320,000 Ordinary Shares to several service providers. The Company recorded in its 2022 statement of comprehensive loss an expense of $68 in respect of such grant included in general and administrative expenses.

During 2023, the Company did not issue shares to service providers.

(b)	Warrants and options granted to service providers:

The fair value for the warrants granted to service providers was estimated on the measurement date using a Black-Scholes option pricing model, with the following weighted-average assumptions: weighted average volatility of 92.87% - 93.41%, risk free interest rates of 0.687%, dividend yields of 0% and a weighted average life of the options of 4.25-4.37 years.

On July 16, 2020, the Company granted to Magna’s employees options to purchase a total of 950,000 Ordinary Shares at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on December 31, 2022. The Company recorded in its 2022 and 2021 statement of comprehensive loss an expense of $48 and $51 respectively, in respect of such grant, included in research and development expenses.

On January 18, 2021, the Company approved an extension to the expiration dates of all the options already granted to Magna’s employees, from three years after each vesting date to seven years starting from the grant date. As a result, the Company recorded an expense of $8 and $17, respectively, in its 2022 and 2021 statement of comprehensive loss.

On November 12, 2020, the Company granted options to a service provider to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 1.33 (approximately $0.39 per share at the grant date). The options vest equally over eight quarters until fully vested on October 1, 2022. The Company recorded expenses of $2 and $3, respectively, in its 2022 and 2021 statement of comprehensive loss.

On January 18, 2021, the Company granted options to service providers to purchase a total of 400,000 Ordinary Shares at an exercise price of NIS 2.9 (approximately $0.93 per share at the grant date). 300,000 of the options vest equally over twelve quarters until fully vested on January 1, 2024, and for 100,000 options one third of the options vest on January 1, 2022, and the balance vest equally over eight quarters until fully vested on January 1, 2024. The Company recorded an expense of $91, $91, and $91, respectively, in its 2023, 2022 and 2021 statement of comprehensive loss.

On March 25, 2021, the Company granted options to a service provider to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 4.75 (approximately $1.53 per share at the grant date). The options vest equally over twelve quarters until fully vested on January 1, 2024. The Company an expense of $22, $22, and $22, respectively, recorded in its 2023, 2022 and 2021 statement of comprehensive loss.

On December 30, 2021, the Company granted options to service providers to purchase a total of 400,000 Ordinary Shares at an exercise price of NIS 2.29 (approximately $0.74 per share at the grant date). 200,000 of the options vest equally over twelve quarters until fully vested on January 1, 2025. For 100,000 options one third of the options vest on January 1, 2023, and the balance vest equally over eight quarters until fully vested on January 1, 2025. For the remaining 100,000 options, upon meeting predefined business targets, 50% vest on December 31, 2022, and 50% on December 2023, the Company recorded an expense of $22 and $26, respectively, in its 2023, 2022 statement of comprehensive loss.

On July 27, 2023, the Company’s shareholders approved a reduction to the exercise price of previously granted options to Magna’s employees to an exercise price of NIS 0.5 (approximately $0.13 per share at the approval date). The reduction was accounted for as a modification and as a result, the Company recorded an expense of $16 in its 2023 statement of comprehensive loss.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

4.	Shares and options to employees

(a)	Incentive Plan

In November 2015, the Board of Directors of the Company authorized a share option plan (“2016 Equity Incentive Plan”). The 2016 Equity Incentive Plan provides for the grant of share options to service providers, employees, and office holders of the Company. Awards may be granted under the 2016 Equity Incentive Plan until November 2025, when the 2016 Equity Incentive Plan expires.

According to the 2016 Equity Incentive Plan, the aggregate number of Ordinary Shares that may be granted pursuant to awards will not exceed 15% of the Company’s capital on a fully diluted basis.

(b)	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:

As of December 31,
	2023	2022
Exercise price	$0.8-$0.14	$0.28-$0.65
Expected volatility	95%-90%	93%-95%
Risk-free interest	4.5%-3.8%	1.5%-4.5%
Expected life of up to (years)	4.1-4.4	3.5-4.5

The following table summarizes the option activity for the years ended December 31, 2023, and 2022 for options granted to employees, officers, and directors:

	As of December 31,
	2023			2022			2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)
Outstanding at beginning of period	34,253,216	$0.43	5.92	22,860,713	$0.5	4.84	24,076,750	$0.47	1.61
Granted	2,675,000			13,075,000			3,355,000
Exercised	-			(33,333)			(2,707,286)
Forfeited	(1,308,333)			(1,649,164)			(1,863,751)
Outstanding at the end of period	35,619,883	$0.13	4.13	34,253,216	$0.43	5.92	22,860,713	0.5	4.84
Exercisable at the end of period	23,525,726			19,427,796			14,749,296

(*) The weighted average fair value of options granted during the year ended December 31, 2023, was $ 0.04 per share.

As of December 31, 2023, the total unrecognized share-based payment expenses related to nonvested awards was $939, which is expected to be recognized over the next 3 years.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

(c)	Options granted during 2021 and 2022.

On January 18, 2021, the Company approved an extension to the expiration dates of all the options already granted under the Company’s 2016 Equity Incentive Plan, from three years after each vesting date to seven years starting from the grant date. As a result, the Company recorded an additional expense of $15, $116 and $810, respectively, in its 2023, 2022 and 2021 statement of comprehensive loss.

During 2021, the Company granted options to purchase 1,480,000 Ordinary Shares to its employees at an exercise price ranging between NIS 1.33 to NIS 2.29 (an average of approximately $0.74 per share at the grant date). The options vest equally over twelve quarters. In addition, the Company granted options to purchase 1,875,000 Ordinary Shares to its employees at an exercise price ranging between NIS 2.29 to NIS 5.93 (an average of approximately $0.91 per share at the grant date). One third of the options vest after one year and the balance of the remaining options vest equally over eight quarters until fully vested. As a result, the Company recorded an expense of $320, $387, and $313, respectively, in its 2023, 2022 and 2021 statement of comprehensive loss.

On May 23, 2022, the Company’s Board of Directors approved a reduction to the exercise price of previously granted options for 27 employees, under the Company’s 2016 Equity Incentive Plan, with an exercise price of NIS 2.29 to an exercise price of NIS 1. As a result, the Company recorded an expense of $30 and $39, respectively, in its 2023 and 2022 statement of comprehensive loss.

On August 18, 2022, the Company granted options to five of its senior officers to purchase an aggregate of 4,200,000 Ordinary Shares, at an exercise price of NIS 1 (approximately $0.31 per share at the grant date). The options vest over 12 quarters until fully vested, starting from January 1, 2023. As a result, the Company recorded an expense of $140 in its 2023 statement of comprehensive loss.

On October 20, 2022, the Company’s shareholders approved grants of options to three members of the Company’s Board of Directors, to the Company’s Vice President of Human Resources and to the Company’s Chief Executive Officer to purchase 400,000 each, 600,000 and 4,000,000, respectively, of the Company’s Ordinary Shares at an exercise price of NIS 1 (approximately $0.28 per share at the grant date), which exercise price was thereafter reduced to NIS 0.5 (approximately $0.13 per share at the grant date). The options vest over 12 quarters until fully vested. The Company recorded an expense of $108 and $6, respectively, in its 2023 and 2022 statement of comprehensive loss, included in general and administrative expenses.

During 2022, the Company granted options to purchase 1,225,000 Ordinary Shares to its employees at an exercise price of NIS 2.29 (approximately $0.72 per share at the grant date), which exercise price was thereafter reduced to NIS 1, and again reduced to NIS 0.5, with some of the options vesting equally over twelve quarters, and some of the options having a one-year cliff and the remainder vesting equally over eight quarters. In addition, the Company granted options to purchase 75,000 Ordinary Shares to its employees at an exercise price of NIS 1.95 (approximately $0.61 per share at the grant date), which exercise price was thereafter reduced to NIS 0.5, all the options vest on the grant date. Furthermore, the Company granted options to purchase 1,775,000 Ordinary Shares to its employees at an exercise price of NIS 1 (approximately $0.28 per share at the grant date), which exercise price was thereafter reduced to NIS 0.5, with some of the options vesting equally over twelve quarters, and some of the options having a one-year cliff and the remainder vesting equally over eight quarters. As a result, the Company recorded an expense of $89 and $64, respectively, in its 2023 and 2022 statement of comprehensive loss.

(d)	Options granted during 2023.

On March 29, 2023, the Company granted options to purchase 375,000 Ordinary Shares to its employees at an exercise price of NIS 1 (approximately $0.28 per share at the grant date), with some of the options vesting equally over twelve quarters, and some of the options having a one-year cliff and the remainder vesting equally over eight quarters. The Company recorded an expense of $6 with respect to such grants, in its 2023 statement of comprehensive loss included in research and development expenses.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

On May 31, 2023, the Company’s Board of Directors approved a reduction to the exercise price of previously granted options for all outstanding options previously issued, under the Company’s 2016 Equity Incentive Plan, to an exercise price of NIS 0.5 (approximately $0.13 per share at the approval date). As a result, the Company recorded an expense of $211 in its 2023 statement of comprehensive loss.

On July 27, 2023, the Company’s shareholders approved grants of options to two members of the Company’s Board of Directors to each purchase 400,000 of the Company’s Ordinary Shares at an exercise price of NIS 0.5 (approximately $0.13 per share at the grant date). The options vest over 12 quarters until fully vested. The Company recorded an expense of $8, with respect to such grants, in its 2023 statement of comprehensive loss, included in general and administrative expenses.

During 2023, the Company granted options to purchase 1,500,000 Ordinary Shares to its employees at an exercise price of NIS 0.5 (approximately $0.13 per share at the grant date), with 1,225,000 of the options vesting equally over twelve quarters, and 275,000 of the options having a one-year cliff and the remainder vesting equally over eight quarters. As a result, the Company recorded an expense of $3 in its 2023 statement of comprehensive loss.

(e)	Options granted to Eye-Net’s employees.

Eye-Net grants its employee’s options to purchase its own shares. Utilizing parameters for calculating Black-Scholes similar to those of Foresight, with the only difference being in the share price and exercise price.

On August 19, 2020, the Company’s subsidiary, Eye-Net, granted options to purchase 8,700 ordinary shares of Eye-Net to its employees at an exercise price of $100 per share. The options vest over 12 quarters until fully vested on June 30, 2023. The Company recorded an expense of $57, $115, and $135, in respect of such grant, in its 2023, 2022 and 2021 statement of comprehensive loss.

During 2021, the Company’s subsidiary, Eye-Net, granted options to purchase 4,850 ordinary shares of Eye-Net to its employees at an exercise price of $100 per share. 4,500 options vests over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. 350 options vests over 11 quarters until fully vested. The Company recorded an expense of $51, $96 and 19, in respect of such grant in its 2023, 2022 and 2021 statement of comprehensive loss.

During 2022, the Company’s subsidiary, Eye-Net, granted options to purchase 1,350 ordinary shares of Eye-Net to its employees. The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested .450 options were granted at an exercise price of $100 and 900 options were granted at an exercise price of $200 per share. The Company recorded an expense of $28 and $14, in respect of such grant in its 2023 and 2022 statement of comprehensive loss.

During 2023, the Company’s subsidiary, Eye-Net, granted options to purchase 150 ordinary shares of Eye-Net to its employees. The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. The options were granted at an exercise price of $200 per share. The Company recorded an expense of $4 in respect of such a grant in its 2023 statement of comprehensive loss.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

5.	Share Based Compensation Expense:

The total share-based compensation expense, related to Ordinary Shares, options granted to employees, directors and service providers was comprised, at each period, as follows:

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Cost of revenues	9	25	5
Research and development	849	929	1,161
Sales and Marketing	118	196	169
General and administrative	465	676	1,129
	1,441	1,826	2,464
Less: Share-based compensation expense attributable to non-controlling interests	150	225	154
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	1,291	1,601	2,310